December 22, 2009

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard STAR Funds (the Trust)
File No. 2-88373

Ladies and Gentlemen:

Enclosed is the 55th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are (1) to implement the changes required by the new N-1A, and (2) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of February 26, 2010, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-5284.

Sincerely,

Lisa L.B. Matson, Esq.
Securities Regulation, Legal Department

Enclosures

cc: Christian Sandoe, Esq.
U.S. Securities and Exchange Commission